Principal Accounting Policies (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Restricted share units	Dec. 31, 2012 Restricted share units	Dec. 31, 2013 2000 Stock Incentive Plan	Dec. 31, 2013 2009 RSU Plan Restricted share units	Dec. 31, 2013 2009 RSU Plan Restricted share units Equal to or more than	Dec. 31, 2013 2009 RSU Plan Restricted share units Less than
Share-based Compensation
Percentage of annual recognition for share-based compensation costs				25.00%
Service vesting period				4 years		1 year	5 years
Resulting potential liabilities recorded under other long-term payables		144,433	99,768		144,400
Resulting potential liabilities recorded under accrued liabilities		119,851	75,639		119,900
Number of preceding years considered for estimating forfeiture	5 years